Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net
7.	Property and equipment, net

Property and equipment consisted of the following:

	As of December 31,
	2021	2022
Cost:
Buildings	184,813,833	184,813,833
Electronic devices and other general equipment	5,491,675	6,536,680
Leasehold improvements	6,337,234	6,637,234
Total cost	196,642,742	197,987,747
Less: Accumulated depreciation	(31,583,879)	(37,858,090)
Property and equipment, net	165,058,863	160,129,657

Depreciation expense recognized for the years ended December 31, 2020, 2021 and 2022 were RMB3,913,937, RMB4,257,506 and RMB6,916,022. The net book amount of buildings pledged as collateral for the continuing operations’ borrowings (Note 13) as at December 31, 2021 and 2022 was RMB18,049,651 and RMB73,856,520, respectively. The net book amount of buildings pledged as collateral for the Lianwai School’s borrowings as at December 31, 2021 and 2022 was RMB65,403,271 and RMB5,349,559, respectively. The net book amount of buildings pledged as collateral for the Lianwai Kindergarten’s borrowings as at December 31, 2021 and 2022 was RMB4,732,232 and RMB4,612,282, respectively.